Note 5 - Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of June 30,
	2017	2016

Property and equipment	$0.3	$0.3
Leasehold improvements	0.3	0.3
Total Property and equipment	0.6	0.6
Accumulated depreciation	(0.4)	(0.3)
Property and equipment, net	$0.2	$0.3